Related Party Transactions (Details) - Schedule of loan to related franchisees - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	$ 16,591,780	$ 9,974,576
Discount	1,949,060	1,167,634
Net	14,642,720	8,806,942
Jiangsu Changshu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	268,886	293,197
Discount	31,587	34,442
Net	237,299	258,755
Shandong Dongming [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	596,145	359,627
Discount	70,030	42,246
Net	526,115	317,381
Jiangxi Gao’an [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	495,861	338,048
Discount	58,250	39,711
Net	437,611	298,337
Hunan Huaihua [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	294,331	259,255
Discount	34,575	30,455
Net	259,756	228,800
Jiangxi Jiujiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	446,122	333,037
Discount	52,407	39,122
Net	393,715	293,915
Hunan Liuyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	580,250	344,683
Discount	68,163	40,490
Net	512,087	304,193
Hunan Loudi [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	583,945	312,224
Discount	68,597	36,677
Net	515,348	275,547
Hunan Pingjiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	564,977	334,655
Discount	66,369	39,312
Net	498,608	295,343
Jiangxi Pingxiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	694,826	368,137
Discount	81,622	43,246
Net	613,204	324,891
Henan Puyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	982,189	432,805
Discount	115,379	50,842
Net	866,810	381,963
Fujian Quanzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	439,717	383,604
Discount	51,654	45,063
Net	388,063	338,541
Jiangxi Wanzai [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	557,532	228,316
Discount	65,494	26,821
Net	492,038	201,495
Jiangxi Xinyu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	1,191,815	363,489
Discount	140,004	42,700
Net	1,051,811	320,789
Jiangxi Yichun [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	102,590	380,070
Discount	12,051	44,647
Net	90,539	335,423
Jiangxi Yudu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	555,343	234,770
Discount	65,236	27,579
Net	490,107	207,191
Guangxi Rongxian [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		353,381
Discount		41,512
Net		311,869
Guangdong Zengcheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	544,391	516,780
Discount	63,950	60,707
Net	480,441	456,073
Jiangxi Shanggao [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	425,216	107,165
Discount	49,950	14,344
Net	375,266	92,821
Shandong Heze [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	750,382	401,660
Discount	88,148	43,091
Net	662,234	358,569
Jiangxi Ganzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	122,834	117,406
Discount	14,429	12,037
Net	108,405	105,369
Anhui Fuyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	31,266	30,132
Discount	3,672	3,540
Net	27,594	26,592
Hunan Liling [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	75,443
Discount	8,862
Net	66,581
Hunan Zhuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	109,828	78,826
Discount	12,902	9,260
Net	96,926	69,566
Hunan Changsha [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		3,404
Discount		400
Net		3,004
Guangxi Guilin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		1,420
Discount		167
Net		1,253
Hunan Xiangtan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Hunan Chenzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	556,864	237,035
Discount	65,416	27,845
Net	491,448	209,190
Jiangxi Ji’an [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	513,019	326,525
Discount	60,265	38,357
Net	452,754	288,168
Guangxi Nanning [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	183,322	164,762
Discount	21,535	19,355
Net	161,787	145,407
Hunan Leiyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	316,450	283,849
Discount	37,174	33,344
Net	279,276	250,505
Guangxi Liuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		8,995
Discount		1,057
Net		7,938
Hunan Ningxiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		4,602
Discount		541
Net		4,061
Guangdong Dongguan Changping [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	262,089	210,863
Discount	30,788	24,770
Net	231,301	186,093
Hunan Changsha County [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	70,348	129,668
Discount	8,264	15,232
Net	62,084	114,436
Henan Zhengzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		1,420
Discount		167
Net		1,253
Guangdong Dongguan Nancheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		6,784
Discount		797
Net		5,987
Anhui Huaibei [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		3,452
Discount		405
Net		3,047
Guangdong Humen [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		1,674
Discount		197
Net		1,477
Guizhou Zunyi [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	174,745	130,415
Discount	20,528	15,320
Net	154,217	115,095
Jiangsu Xuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	264,134	311,006
Discount	31,028	36,534
Net	233,106	274,472
Henan Xinxiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		2,690
Discount		316
Net		2,374
Henan Anyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		5,248
Discount		617
Net		4,631
Jiangxi Nanchang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		8,997
Discount		1,057
Net		7,940
Zhejiang Lishui [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		2,962
Discount		348
Net		2,614
Jiangxi Shangrao [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		14,105
Discount		1,657
Net		12,448
Hubei Macheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		9,025
Discount		1,060
Net		7,965
Hunan Yongxing [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	229,312	289,310
Discount	26,938	33,986
Net	202,374	255,324
Hunan Hengyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	96,830	74,711
Discount	11,375	8,776
Net	85,455	65,935
Anhui Haozhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		7,860
Discount		923
Net		6,937
Anhui Suzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		6,395
Discount		751
Net		5,644
Anhui Bengbu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		5,065
Discount		595
Net		4,470
Hunan Xiangxiang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		4,483
Discount		527
Net		3,956
Fujian Fuzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		2,660
Discount		312
Net		2,348
Hunan Changsha Furong [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		2,630
Discount		309
Net		2,321
Hainan Sanya [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	83,542	7,172
Discount	9,814	843
Net	73,728	6,329
Hunan Changsha Yuhua [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	281,393	118,163
Discount	33,056	13,881
Net	248,337	104,282
Hunan Yongfeng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		13,448
Discount		1,580
Net		11,868
Anhui Suixi [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		10,101
Discount		1,187
Net		8,914
Shandong Liangshan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		47,098
Discount		5,533
Net		41,565
Shandong Dingtao [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	312,659	47,098
Discount	36,728	5,533
Net	275,931	41,565
Shandong Yuncheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	406,457	241,346
Discount	47,747	28,351
Net	358,710	212,995
Shandong Heze Gaoxin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	62,532	7,860
Discount	7,346	923
Net	55,186	6,937
Shandong Zouping [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	56,279	47,098
Discount	6,611	5,533
Net	49,668	41,565
Hunan Yongzhou [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross		7,860
Discount		923
Net		6,937
Shandong Juye [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	470,114	312,859
Discount	55,225	36,752
Net	414,889	276,107
Shandong Juancheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	434,596	39,238
Discount	51,053	4,609
Net	383,543	34,629
Shandong Shanxian [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	329,855
Discount	38,749
Net	291,106
Jiangxi Zhangshu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	45,336	173,358
Discount	5,326	20,365
Net	40,010	152,993
Hunan Yiyang [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Guangdong Guangzhou Zengcheng [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Guangdong Guangzhou Baiyun [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Guangdong Foshan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	110,447	60,740
Discount	12,974	7,135
Net	97,473	53,605
Anhui Suzhou Dangshan [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Jiangxi Jingdezhen [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	18,760	7,855
Discount	2,204	920
Net	16,556	6,935
Jiangxi Tonggu [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross
Discount
Net
Guangxi Yulin [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	398,554
Discount	46,819
Net	351,735
Shandong Heze Cao County [Member]
Related Party Transactions (Details) - Schedule of loan to related franchisees [Line Items]
Gross	500,254
Discount	58,766
Net	$ 441,488